Transactions With Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

	2020	2019	2018
Directors’ remuneration	£	£	£
Salaries and fees	5,353,980	5,025,665	5,028,434
Performance-related payments(1)	1,458,911	3,864,965	5,194,317
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,107,348	1,367,069	1,467,011
Expenses	6,772	42,526	25,198
Total remuneration	7,927,011	10,300,225	11,714,960

	2020	2019	2018
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits(2)	18,432,698	21,925,975	24,445,189
Post-employment benefits(3)	2,084,645	3,590,466	2,399,261
Total Compensation	20,517,343	25,516,441	26,844,450
(1)In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in Note 37.
(2)In addition to the remuneration in the table above, grants of shares in Banco Santander SA were made as buy-outs of deferred performance-related payments of shares in connection with previous employment for two individuals. One to a director of £1,293,678 of which £242,605 vested in the year and one to Key Management Personnel of £924,133 of which £60,500 vested in the year (2019: £nil).
(3)No Termination payments were paid in 2020 to key management persons (2019: £1,076,435 for one individual; 2018: £847,388 for two individuals).

Summary of Transactions with Directors, Other Key Management Personnel
Directors, Other Key Management Personnel (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2020		2019
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	18	4,920	16	3,035
Net movements	(6)	(1,280)	2	1,885
At 31 December	12	3,640	18	4,920

Deposit, bank and instant access accounts and investments
At 1 January	32	11,975	30	10,963
Net movements	(9)	(3,780)	2	1,012
At 31 December	23	8,195	32	11,975